Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	CHINA CORD BLOOD CORPORATION
Entity Central Index Key	0001467808
Trading Symbol	CO
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Unaudited Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Mar. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 210,748	1,324,507	794,311
Accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB13,916; September 30, 2012: RMB14,841 (US$2,361))	12,511	78,627	79,012
Inventories	807	5,074	6,666
Prepaid expenses and other receivables	2,395	15,055	11,561
Trading securities			354
Debt issuance costs	454	2,852
Deferred tax assets	909	5,715	5,268
Total current assets	227,824	1,431,830	897,172
Property, plant and equipment, net	54,939	345,279	267,862
Non-current prepayments	500	3,144	2,863
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB38,628; September 30, 2012: RMB42,744 (US$6,801))	39,156	246,086	254,236
Inventories	6,010	37,773	34,651
Intangible assets, net	20,284	127,481	129,791
Available-for-sale equity securities	12,464	78,332	98,199
Other investment	21,379	134,363	134,363
Debt issuance costs	1,620	10,183
Deferred tax assets	935	5,879	5,013
Total assets	385,111	2,420,350	1,824,150
Current liabilities
Bank loan	7,956	50,000	45,000
Accounts payable	2,265	14,234	6,343
Accrued expenses and other payables	9,953	62,555	33,351
Deferred revenue	24,105	151,496	106,110
Amounts due to related party	115	720	360
Income tax payable	924	5,809	5,943
Total current liabilities	45,318	284,814	197,107
Convertible notes	67,237	422,569
Non-current deferred revenue	64,657	406,359	306,534
Other non-current liabilities	12,961	81,455	60,420
Deferred tax liabilities	3,708	23,306	24,462
Total liabilities	193,881	1,218,503	588,523
China Cord Blood Corporation shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and outstanding as of March 31, 2012 and 73,140,147 shares issued and 69,064,092 shares outstanding as of September 30, 2012	8	50	50
Additional paid-in capital	137,737	865,654	865,654
Treasury stock, at cost (March 31, 2012: nil; September 30, 2012: 4,076,055 shares)	(11,564)	(72,675)
Accumulated other comprehensive income	589	3,705	26,057
Retained earnings	58,358	366,761	310,973
Total equity attributable to China Cord Blood Corporation	185,128	1,163,495	1,202,734
Non-controlling interests	6,102	38,352	32,893
Total equity	191,230	1,201,847	1,235,627
Commitments and contingencies
Total liabilities and equity	$ 385,111	2,420,350	1,824,150

Unaudited Condensed Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY
Unaudited Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,361	14,841		13,916
Non-current accounts receivable, allowance for doubtful accounts	$ 6,801	42,744		38,628
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	69,064,092	69,064,092	73,140,147	73,140,147
Treasury stock, shares	4,076,055	4,076,055

Unaudited Condensed Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Unaudited Condensed Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 20,440	128,462	98,433	$ 38,791	243,792	185,891
Direct costs	(4,305)	(27,057)	(21,757)	(8,186)	(51,446)	(41,625)
Gross profit	16,135	101,405	76,676	30,605	192,346	144,266
Operating expenses
Research and development	(296)	(1,860)	(1,932)	(656)	(4,123)	(3,709)
Sales and marketing	(3,742)	(23,517)	(15,575)	(6,800)	(42,737)	(28,181)
General and administrative	(4,612)	(28,984)	(21,444)	(8,599)	(54,044)	(43,899)
Total operating expenses	(8,650)	(54,361)	(38,951)	(16,055)	(100,904)	(75,789)
Operating income	7,485	47,044	37,725	14,550	91,442	68,477
Other (expense)/income, net
Interest income	614	3,859	3,312	1,144	7,188	6,451
Interest expense	(2,242)	(14,089)	(1,190)	(3,861)	(24,265)	(1,650)
Foreign exchange (loss)/gain, net	7	41	(4,956)	8	51	(4,860)
Dividend income				385	2,420	7,217
Others	(160)	(1,002)	111	(121)	(766)	325
Total other (expense)/income, net	(1,781)	(11,191)	(2,723)	(2,445)	(15,372)	7,483
Income before income tax	5,704	35,853	35,002	12,105	76,070	75,960
Income tax expense	(1,347)	(8,466)	(9,093)	(2,355)	(14,801)	(7,310)
Net income	4,357	27,387	25,909	9,750	61,269	68,650
Income attributable to non-controlling interests	(428)	(2,692)	(2,660)	(872)	(5,481)	(5,379)
Net income attributable to China Cord Blood Corporation shareholders	3,929	24,695	23,249	8,878	55,788	63,271
Net income per share: Attributable to ordinary shares
- Basic	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
- Diluted	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
Other comprehensive income
- Net foreign currency translation, net of nil tax	(160)	(1,007)	122	(386)	(2,424)	(689)
- Net unrealized (loss)/gain in available-for-sale equity securities, net of nil tax	418	2,624	(5,976)	(3,174)	(19,950)	(11,508)
Comprehensive income	4,615	29,004	20,055	6,190	38,895	56,453
Comprehensive income attributable to non-controlling interests	(425)	(2,672)	(2,680)	(869)	(5,459)	(5,605)
Comprehensive income attributable to China Cord Blood Corporation shareholders	$ 4,190	26,332	17,375	$ 5,321	33,436	50,848

Unaudited Condensed Consolidated Statement of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Non-controlling Interests [Member] USD ($)	Non-controlling Interests [Member] CNY
Balance at Mar. 31, 2012		1,235,627		50		865,654				26,057		310,973		32,893
Balance, shares at Mar. 31, 2012		73,140,147		73,140,147
Net income	9,750	61,269										55,788		5,481
Other comprehensive income		(22,374)								(22,352)				(22)
Repurchase of shares		(72,675)						(72,675)
Repurchase of shares, shares								(4,076,055)
Balance at Sep. 30, 2012	$ 191,230	1,201,847	$ 8	50	$ 137,737	865,654	$ (11,564)	(72,675)	$ 589	3,705	$ 58,358	366,761	$ 6,102	38,352
Balance, shares at Sep. 30, 2012	69,064,092		73,140,147				(4,076,055)

Unaudited Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Cash flows from operating activities:
Net cash provided by operating activities	$ 44,457	279,406	152,707
Cash flows from investing activities:
Purchase of property, plant and equipment	(14,104)	(88,642)	(9,764)
Purchase of intangible assets			(80,188)
Proceeds from disposal of property, plant and equipment	35	218	269
Net cash used in investing activities	(14,069)	(88,424)	(89,683)
Cash flows from financing activities:
Repayments of bank loan	(7,160)	(45,000)	(45,000)
Proceeds from bank loan	7,956	50,000	45,000
Payments for repurchase of shares	(11,679)	(73,400)	(36,783)
Proceeds from issuance of convertible notes	65,601	412,292
Payments for debt issuance costs	(562)	(3,532)
Net cash (used in)/provided by financing activities	54,156	340,360	(36,783)
Effect of foreign currency exchange rate change on cash and cash equivalents	(182)	(1,146)	(1,930)
Net increase in cash and cash equivalents	84,362	530,196	24,311
Cash and cash equivalents at beginning of period	126,386	794,311	611,387
Cash and cash equivalents at end of period	210,748	1,324,507	635,698
Non-cash financing activities:
Payables for debt issuance costs	1,705	10,717
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,769	17,404	15,231
Cash paid for interest	$ 271	1,703	1,650

Principal activities and basis of presentation	6 Months Ended
Sep. 30, 2012
Principal activities and basis of presentation [Abstract]
Principal activities and basis of presentation
1	Principal activities and basis of presentation

(a)	Principal activities

China Cord Blood Corporation (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in the provision of umbilical cord blood storage and ancillary services in the People's Republic of China (the "PRC"). As of September 30, 2012, the Group has three operating cord blood banks in the Beijing municipality, the Guangdong province and the Zhejiang province, the PRC. The Company's shares are listed on the New York Stock Exchange.

The Group provides cord blood testing, processing and storage services under the direction of subscribers for a cord blood processing fee and a storage fee. The Group also tests, processes and stores donated cord blood, and provides matching services to the public for a fee.

(b)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). The March 31, 2012 condensed consolidated balance sheet was derived from the audited consolidated financial statements of the Company. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the March 31, 2012 audited consolidated financial statements of the Company included in the Company's annual report on Form 20-F for the year ended March 31, 2012.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of September 30, 2012, the results of operations for the three and six months ended September 30, 2012 and 2011 and cash flows for the six months ended September 30, 2012 and 2011, have been made.

For the convenience of the readers, certain amounts as of and for the three and six months ended September 30, 2012 included in the accompanying unaudited condensed consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2848, being the spot exchange rate of U.S. dollars in effect on September 28, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve, the central bank of the United States of America. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on September 30, 2012 or at any other date.

Summary of significant accounting policies	6 Months Ended
Sep. 30, 2012
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2	Summary of significant accounting policies

(a)	Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company's ownership is less than 100%, the outside shareholders' interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

(b)	Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the recoverability of the carrying values of property, plant and equipment and intangible assets, the fair value of investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.

Property, plant and equipment, net	6 Months Ended
Sep. 30, 2012
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
3	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2012	2012	2012
	RMB	RMB	US$

Buildings	150,181	187,558	29,844
Leasehold improvements	42,783	43,970	6,996
Machineries	86,395	91,648	14,582
Motor vehicles	8,939	11,093	1,765
Furniture, fixtures and office equipment	27,500	31,146	4,956
Construction-in-progress	37,010	76,733	12,209
	352,808	442,148	70,352
Less: Accumulated depreciation	(84,946)	(96,869)	(15,413)
Total property, plant and equipment, net	267,862	345,279	54,939

To support the Group's ongoing expansion, the Group made prepayments of RMB25,000 in March 2012 to a third party for the purchase of a property and its associated land use right in the Guangdong province, and included such prepayments in construction-in-progress as of March 31, 2012. Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property and land use right is RMB100,000 (US$15,911). The remaining RMB75,000 (US$11,934) was fully paid as of June 30, 2012.

During the six months ended September 30, 2012, part of the property was ready for its intended use and therefore, RMB37,556 (US$5,976) was transferred from construction-in-progress to buildings.

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2011 and 2012 was RMB5,963 and RMB7,160 (US$1,139), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2011 and 2012 was RMB11,912 and RMB13,926 (US$2,216), respectively.

As of March 31, 2012 and September 30, 2012, buildings with a total carrying value of RMB128,890 and RMB125,164 (US$19,915) were collateralized for short-term bank loan of RMB45,000 and RMB50,000 (US$7,956) (see Note 4) respectively.

Bank loan	6 Months Ended
Sep. 30, 2012
Bank loan [Abstract]
Bank loan
4	Bank loan

On June 27, 2011, the Group borrowed RMB45,000 from Hua Xia Bank, a commercial bank in the PRC. The term of the loan was one year. The Group repaid the bank loan in full on June 27, 2012.

On July 11, 2012, the Group borrowed RMB50,000 (US$7,956) from Hangzhou Bank, a commercial bank in the PRC. The term of the loan is one year. The loan bears a floating interest rate equals to 120% of the base lending rate quoted by the People's Bank of China, which is adjusted on the 20th day of the third month of each quarter. As of September 30, 2012, the bank loan bears interest at 7.2% per annum.

The bank loans are denominated in RMB and are collateralized by certain buildings of the Group (see Note 3).

Convertible notes (Convertible Notes [Member])	6 Months Ended
Sep. 30, 2012
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes
5	Convertible notes

On April 27, 2012, the Company completed the sale of US$65 million in aggregate principal amount of 7% coupon interest rate senior unsecured convertible notes (the "KKR Notes"). The KKR Notes are convertible into the Company's ordinary shares at a conversion price of US$2.838 per share and were issued to KKR China Healthcare Investment Limited ("KKRCHIL"). The Company received gross proceeds of US$65 million and incurred issuance costs of RMB14,260 (US$2,269) from the issuance of the KKR Notes. The KKR Notes are senior unsecured obligations, mature on April 27, 2017 and are not redeemable prior to their maturity at the Company's option. The KKR Notes are convertible at any time in whole or part, into the Company's ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the KKR Notes that is calculated to provide a 12% Internal Rate of Return ("IRR").

The carrying amount of the KKR Notes as of September 30, 2012 is summarized in the following table:

	September 30,
	2012	2012
	RMB	US$

Principal amount of the KKR Notes	413,643	65,817
Cumulative interest payable	8,926	1,420
Carrying amount	422,569	67,237

The KKR Notes holder has the right to require the Company to redeem all or any portion of the KKR Notes upon occurrence of events of default. Such events of default under the KKR Notes include suspension from trading or failure of the Company's ordinary shares to be listed over certain periods (subject to certain exceptions), failure to deliver ordinary shares upon conversion, or failure to pay principal or interest to the holder within certain periods when due and payable (including, without limitation, the Company's failure to pay any redemption payments), bankruptcy, materially breaches of any covenants or terms in the KKR Notes, the incurrence of any indebtedness of the Group and any final judgment or judgment against the Group exceeding certain amount, and any other event or events that could be expected to have material adverse effects on the Group. From and after the thirtieth day following the occurrence, and during the continuance, of an event of default under the KKR Notes, the interest rate shall be increased to twenty-two and one-half percent (22.5%) per annum.

The KKR Notes are also entitled to a special redemption payment in the event the Group breaches certain covenants, Golden Meditech Holdings Limited ("GMHL"), a major shareholder of the Company, or certain members of the Company's senior management violate the terms of certain lock-up agreements they have entered into in favor of KKRCHIL. The KKR Notes contain customary ongoing covenants, including affirmative covenants and negative covenants. Covenants are set out in the convertible note purchase agreement and the KKR Notes, including but not limited to compliance with SEC filings and all applicable laws and rules; maintaining Form F-3 eligibility and maintaining and keeping all the current held cord blood banking licenses effective; the Company shall not, without the prior written consent of the KKR Notes holder, change its principal business; dissolve, liquidate, reorganize or restructure; merge with any other entity; commence any case, proceeding or other action under bankruptcy, insolvency or similar law; acquire or dispose of assets other than in the ordinary course of business; approve any budget or business plan; incur any indebtedness such that the outstanding indebtedness is in excess of US$22 million. Any amendment or waiver thereof requires the affirmative consent of a majority of the holder of all outstanding KKR Notes. Additionally, additional payments on the KKR Notes shall be made in the event the Group pays any excess cash dividend in any financial year (See Note 7). Such term provides KKRCHIL with the ability to participate in any excess cash dividend.

The Company has determined that the conversion feature embedded in the KKR Notes should not be bifurcated and accounted for as a derivative pursuant to Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 815, Derivatives and Hedging, since the embedded conversion feature is indexed to the Company's own stock and would have been classified in shareholders' equity if it were a free-standing derivative instrument. The Company has determined that the embedded put options that can accelerate the repayment of the KKR Notes and contingent interest feature are clearly and closely related to the debt host contract and are not separately accounted for as a derivative pursuant to the FASB ASC 815. Further, since the conversion price of the KKR Notes exceeded the market price of the Company's ordinary shares on the date of commitment, no portion of the proceed from the issuance was accounted for as attributable to the beneficial conversion feature.

The Company accrued interest on the KKR Notes based on the guaranteed 12% IRR per annum. The difference between the accrued interest rate of 12% and the coupon rate of the KKR Notes is recorded in "convertible notes" in the unaudited condensed consolidated balance sheets. Debt issuance costs are amortized to interest expense from the date the KKR Notes were issued to the earliest date the holders of the KKR Notes can demand payment, which is five years.

Interest relating to the KKR Notes was recognized as follows:

	Three months ended September 30,		Six months ended September 30,
	2012	2012	2012	2012
	RMB	US$	RMB	US$

KKR Notes interest incurred	12,512	1,991	21,337	3,395
Amortization of debt issuance costs	767	122	1,225	195
Total interest expense	13,279	2,113	22,562	3,590

Income tax	6 Months Ended
Sep. 30, 2012
Income tax [Abstract]
Income tax
6	Income tax

Effective from January 1, 2008, under the new Enterprise Income Tax ("EIT") law, the PRC statutory income tax rate is 25%. The Company's PRC subsidiaries are subject to income tax rate of 25% unless otherwise specified.

The new EIT law and its relevant regulations provide transitional tax rates for Beijing Jiachenhong Biological Technologies Co., Ltd. ("Beijing Jiachenhong") which are 24% and 25% for calendar years 2011 and 2012 onwards, respectively. In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its "High and New Technology Enterprise" ("HNTE") status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013.

In June 2011, Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. ("Guangzhou Nuoya") received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2010 to December 31, 2012. As a result, Guangzhou Nuoya received a tax refund amounting to RMB10,433 in relation to overpaid income tax for the period from January 2010 to December 2010.

The Company's effective income tax rates for the three months ended September 30, 2011 and 2012 were 26.0% and 23.6%, and were 9.6% and 19.5% for the six months ended September 30, 2011 and 2012, respectively. The effective income tax rates for the three and six months ended September 30, 2012 differ from the PRC statutory income tax rate of 25% primarily due to the effect of Beijing Jiachenhong and Guangzhou Nuoya's preferential tax treatments, which is partly offset by the effect of non-PRC entities not being subject to income tax.

As of and for the six months ended September 30, 2012, the Company did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

Net income per share	6 Months Ended
Sep. 30, 2012
Net income per share [Abstract]
Net income per share
7	Net income per share

The following table sets forth the computation of basic net income per share and diluted net income per share for the three and six months ended September 30, 2011 and 2012 respectively:

		Three months ended September 30,
		2011	2012	2012
	Note	RMB	RMB	US$
Numerator:
Net income attributable to the Company		23,249	24,695	3,929
Earnings allocated to participating convertible notes	(i)	-	(491)	(78)

Net income for basic and diluted net income per share		23,249	24,204	3,851

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		74,509,931	69,860,425	69,860,425

Net income per share attributable to ordinary shares:
- Basic		0.31	0.34	0.05
- Diluted	(ii)	0.31	0.34	0.05

		Six months ended September 30,
		2011	2012	2012
	Note	RMB	RMB	US$
Numerator:
Net income attributable to the Company		63,271	55,788	8,878
Earnings allocated to participating convertible notes	(i)	-	(1,813)	(288)

Net income for basic and diluted net income per share		63,271	53,975	8,590

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		74,513,991	71,502,502	71,502,502

Net income per share attributable to ordinary shares:
- Basic		0.85	0.75	0.12
- Diluted	(ii)	0.85	0.75	0.12

Notes:

(i)	The KKR Notes provide KKRCHIL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the note is convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.

(ii)	During the three and six months ended September 30, 2011, the Company had potentially dilutive ordinary shares of 500,000 representing shares issuable upon exercise of an option issued by the Company in connection with its initial public offering in December 2006. Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the periods. The option expired on December 13, 2011.

During the three and six months ended September 30, 2012, the Company had potentially dilutive ordinary shares of 22,903,454 representing shares issuable upon conversion of the KKR Notes (see Note 5). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.

Subsequent events	6 Months Ended
Sep. 30, 2012
Subsequent events [Abstract]
Subsequent events
8	Subsequent events

(a)	Subsequent to the period end and up to December 19, 2012, the Group has repurchased 3,374,859 ordinary shares for a total consideration of RMB58,156 (US$9,253).

(b)	On October 3, 2012, the Company completed the sale of US$50 million in aggregate principal amount of 7% coupon interest rate senior unsecured convertible notes (the "GM Notes"). The GM Notes are convertible into the Company's ordinary shares at a conversion price of US$2.838 per share and were issued to GMHL. The GM Notes are senior unsecured obligations, mature on October 3, 2017 and are not redeemable prior to their maturity at the Company's option. The GM Notes are convertible at any time, in whole or part, into the Company's ordinary shares at the conversion price, subject to customary anti-dilution adjustments for significant corporate events. On the maturity date, the Company is obligated to pay a redemption amount on the unconverted portion of the GM Notes that is calculated to provide a 12% IRR.

The GM Notes holder has the right to require the Company to redeem all or any portion of the GM Notes upon occurrence of events of default. Such events of default under the GM Notes include suspension from trading or failure of the Company's ordinary shares to be listed over certain periods (subject to certain exceptions), failure to deliver ordinary shares upon conversion, or failure to pay principal or interests to the holder within certain periods when due and payable (including, without limitation, the Company's failure to any redemption payments), bankruptcy, materially breaches of any covenants or terms in the GM Notes, the incurrence of any indebtedness of the Group and any final judgment or judgment against the Group exceeding certain amount, and any other event or events that could be expected to have material adverse effects on the Group. From and after the thirtieth day following the occurrence, and during the continuance, of an event of default under the GM Notes, the interest rate shall be increased to twenty-two and one-half percent (22.5%) per annum. The GM Notes are also entitled to a special redemption payment in the event the Group breaches certain covenants. The GM Notes contain customary ongoing covenants, including affirmative covenants and negative covenants. Covenants are set out in the convertible note purchase agreement and the GM Notes, including but not limited to compliance with SEC filings and all applicable laws and rules; maintaining Form F-3 eligibility and maintaining and keeping all the current held cord blood banking licenses effective; the Company shall not, without the prior written consent of the GM Notes holder, change its principal business; dissolve, liquidate, reorganize or restructure; merge with any other entity; commence any case, proceeding or other action under bankruptcy, insolvency or similar law; acquire or dispose of assets other than in the ordinary course of business; approve any budget or business plan; incur any indebtedness such that the outstanding indebtedness is in excess of US$87 million. Any amendment or waiver thereof requires the affirmative consent of a majority of the holder of all outstanding GM Notes. Additionally, additional payments on the GM Notes shall be made in the event the Group pays any excess cash dividend in any financial year.

In connection with the sale of GM Notes, the Company appointed Mr. Yuen Kam, Chairman and Chief Executive Officer of GMHL, as a non-executive Chairman of the Company, effective from October 3, 2012.

On October 3, 2012, the Company received gross proceeds of US$50 million from the issuance of the GM Notes.

(c)	On August 15, 2012, the Company entered into a share purchase agreement (the "Share Purchase Agreement") with Cordlife Group Limited ("CGL"), pursuant to which CGL is obligated to purchase 7,314,015 ordinary shares, representing 10% of the issued ordinary shares of the Company, owned by the Company as treasury stock, for a cash consideration of approximately US$20.8 million. CGL is principally engaged in cord blood banking services in markets including Singapore and Hong Kong, and was listed on the Singapore Exchange on March 29, 2012. Pursuant to the Share Purchase Agreement, so long as the equity interest in the Company maintained by CGL is 10% or more, CGL will be entitled to designate one of the members of the Company's board of directors and have access to certain confidential information of the Company.

Contemporaneously, China Stem Cells (South) Company Limited ("CSC South"), a 90% owned subsidiary of the Group incorporated in the British Virgin Islands, entered into a shares repurchase agreement (the "Shares Repurchase Agreement") with Cordlife (Hong Kong) Limited ("Cordlife HK"), pursuant to which CSC South is obligated to repurchase 10% of its shares previously held by Cordlife HK for approximately US$16.8 million. Cordlife HK is a wholly owned subsidiary of CGL.

On November 12, 2012, the closing of the transactions contemplated under the Share Purchase Agreement and the Shares Repurchase Agreement occurred. Consequently, CGL acquired 7,314,015 ordinary shares of the Company, representing approximately 10% of the Company's issued ordinary shares, and CSC South became a wholly-owned subsidiary of the Company. In connection with the closing of the transactions, the Company appointed Mr. Jeremy Yee, Chief Executive Officer of CGL, as a non-executive independent director of the Company, effective from November 12, 2012.

(d)	On December 6, 2012, Favorable Fort Limited ("FF"), a non-wholly owned Hong Kong incorporated subsidiary of the Company, entered into a shares purchase agreement with Cordlife Services (S) Pte. Ltd., a subsidiary of Cordlife Limited ("Cordlife Services"), pursuant to which FF is obligated to repurchase 17% of its outstanding ordinary shares from Cordlife Services for a cash consideration of US$8.65 million following satisfaction or waiver of all the closing conditions set forth in the shares purchase agreement. As of the date of this report, the transaction is not yet completed.

Summary of significant accounting policies (Policy)	6 Months Ended
Sep. 30, 2012
Summary of significant accounting policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. For consolidated subsidiaries where the Company's ownership is less than 100%, the outside shareholders' interests are shown as non-controlling interests. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has no involvement with variable interest entities.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the estimation of direct costs for the provision of donated cord blood for transplantation and research, the useful lives of property, plant and equipment and intangible assets, the recoverability of the carrying values of property, plant and equipment and intangible assets, the fair value of investment securities, the valuation allowances for receivables and deferred tax assets and the realizability of inventories.

Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2012
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net
	March 31,	September 30,
	2012	2012	2012
	RMB	RMB	US$

Buildings	150,181	187,558	29,844
Leasehold improvements	42,783	43,970	6,996
Machineries	86,395	91,648	14,582
Motor vehicles	8,939	11,093	1,765
Furniture, fixtures and office equipment	27,500	31,146	4,956
Construction-in-progress	37,010	76,733	12,209
	352,808	442,148	70,352
Less: Accumulated depreciation	(84,946)	(96,869)	(15,413)
Total property, plant and equipment, net	267,862	345,279	54,939

Convertible notes (Tables)	6 Months Ended
Sep. 30, 2012
Convertible notes [Abstract]
Schedule of Convertible Notes
	September 30,
	2012	2012
	RMB	US$

Principal amount of the KKR Notes	413,643	65,817
Cumulative interest payable	8,926	1,420
Carrying amount	422,569	67,237

Schedule of Interest Relating to KKR Notes
	Three months ended September 30,		Six months ended September 30,
	2012	2012	2012	2012
	RMB	US$	RMB	US$

KKR Notes interest incurred	12,512	1,991	21,337	3,395
Amortization of debt issuance costs	767	122	1,225	195
Total interest expense	13,279	2,113	22,562	3,590

Net income per share (Tables)	6 Months Ended
Sep. 30, 2012
Net income per share [Abstract]
Reconciliation of Numerator and Denominator used in Basic and Diluted Computation of Net Income Per Share
		Three months ended September 30,
		2011	2012	2012
	Note	RMB	RMB	US$
Numerator:
Net income attributable to the Company		23,249	24,695	3,929
Earnings allocated to participating convertible notes	(i)	-	(491)	(78)

Net income for basic and diluted net income per share		23,249	24,204	3,851

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		74,509,931	69,860,425	69,860,425

Net income per share attributable to ordinary shares:
- Basic		0.31	0.34	0.05
- Diluted	(ii)	0.31	0.34	0.05

		Six months ended September 30,
		2011	2012	2012
	Note	RMB	RMB	US$
Numerator:
Net income attributable to the Company		63,271	55,788	8,878
Earnings allocated to participating convertible notes	(i)	-	(1,813)	(288)

Net income for basic and diluted net income per share		63,271	53,975	8,590

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		74,513,991	71,502,502	71,502,502

Net income per share attributable to ordinary shares:
- Basic		0.85	0.75	0.12
- Diluted	(ii)	0.85	0.75	0.12

Notes:

(i)	The KKR Notes provide KKRCHIL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the note is convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.

(ii)	During the three and six months ended September 30, 2011, the Company had potentially dilutive ordinary shares of 500,000 representing shares issuable upon exercise of an option issued by the Company in connection with its initial public offering in December 2006. Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the periods. The option expired on December 13, 2011.

During the three and six months ended September 30, 2012, the Company had potentially dilutive ordinary shares of 22,903,454 representing shares issuable upon conversion of the KKR Notes (see Note 5). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.

Principal activities and basis of presentation (Details)	Sep. 30, 2012 CNY
Principal activities and basis of presentation [Abstract]
Translation rate	6.2848

Property, plant and equipment, net (Schedule of Property, Plant and Equipment, Net) (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Mar. 31, 2012 CNY	Sep. 30, 2012 Buildings [Member] USD ($)	Sep. 30, 2012 Buildings [Member] CNY	Mar. 31, 2012 Buildings [Member] CNY	Sep. 30, 2012 Leasehold Improvements [Member] USD ($)	Sep. 30, 2012 Leasehold Improvements [Member] CNY	Mar. 31, 2012 Leasehold Improvements [Member] CNY	Sep. 30, 2012 Machineries [Member] USD ($)	Sep. 30, 2012 Machineries [Member] CNY	Mar. 31, 2012 Machineries [Member] CNY	Sep. 30, 2012 Motor Vehicles [Member] USD ($)	Sep. 30, 2012 Motor Vehicles [Member] CNY	Mar. 31, 2012 Motor Vehicles [Member] CNY	Sep. 30, 2012 Furniture, Fixtures and Office Equipment [Member] USD ($)	Sep. 30, 2012 Furniture, Fixtures and Office Equipment [Member] CNY	Mar. 31, 2012 Furniture, Fixtures and Office Equipment [Member] CNY	Sep. 30, 2012 Construction-in-Progress [Member] USD ($)	Sep. 30, 2012 Construction-in-Progress [Member] CNY	Mar. 31, 2012 Construction-in-Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 70,352	442,148	352,808	$ 29,844	187,558	150,181	$ 6,996	43,970	42,783	$ 14,582	91,648	86,395	$ 1,765	11,093	8,939	$ 4,956	31,146	27,500	$ 12,209	76,733	37,010
Less: Accumulated depreciation	(15,413)	(96,869)	(84,946)
Total property, plant and equipment, net	$ 54,939	345,279	267,862

Property, plant and equipment, net (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended					6 Months Ended
	Mar. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Property, plant and equipment, net [Abstract]
Payments for assets recorded under construction-in-progress	25,000			$ 11,934	75,000
Purchase price of the property and land use right				15,911	100,000
Construction-in-progress transferred to buildings							5,976	37,556
Depreciation expense		1,139	7,160			5,963	2,216	13,926	11,912
Carrying value of buildings collateralized for loans	128,890	19,915	125,164				19,915	125,164
Bank loan	45,000	$ 7,956	50,000				$ 7,956	50,000

Bank loan (Details) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Bank loan [Abstract]
Proceeds from bank loan	$ 7,956	50,000	45,000
Floating interest rate, percentage multiple	120.00%	120.00%
Interest rate at period end	7.20%	7.20%

Convertible notes (Narrative) (Details)	6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Convertible Notes [Member] KKR Notes [Member] USD ($)	Sep. 30, 2012 Convertible Notes [Member] KKR Notes [Member] CNY	Sep. 30, 2012 Convertible Notes [Member] Default Interest Rate [Member] KKR Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 65,000,000
Interest rate				7.00%	7.00%	22.50%
Conversion price per share				$ 2.838
Proceeds from issuance of convertible notes	65,601,000	412,292,000		65,000,000
Issuance costs incurred				2,269,000	14,260,000
Maturity date				Apr 27, 2017	Apr 27, 2017
Guaranteed internal rate of return				12.00%	12.00%
Threshold amount of new debt which must be approved				$ 22,000,000
Amortization period				5 years	5 years

Convertible notes (Schedule of Convertible Notes) (Details) (Convertible Notes [Member], KKR Notes [Member]) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY
Debt Instrument [Line Items]
Principal amount of the KKR Notes	$ 65,817	413,643
Cumulative interest payable	1,420	8,926
Carrying amount	$ 67,237	422,569

Convertible notes (Schedule of Interest Relating to KKR Notes) (Details) (Convertible Notes [Member], KKR Notes [Member]) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY
Debt Instrument [Line Items]
KKR Notes interest incurred	$ 1,991	12,512	$ 3,395	21,337
Amortization of debt issuance costs	122	767	195	1,225
Total interest expense	$ 2,113	13,279	$ 3,590	22,562

Income tax (Details) (CNY) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income tax [Abstract]
Income tax refund				10,433
Effective income tax rate	23.60%	26.00%	19.50%	9.60%

Net income per share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Convertible Notes [Member] KKR Notes [Member]
Numerator:
Net income attributable to the Company	$ 3,929	24,695	23,249	$ 8,878	55,788	63,271
Earnings allocated to participating convertible notes	(78)	(491)		(288)	(1,813)
Net income for basic and diluted net income per share	$ 3,851	24,204	23,249	$ 8,590	53,975	63,271
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	69,860,425	69,860,425	74,509,931	71,502,502	71,502,502	74,513,991
Net income per share attributable to ordinary shares:
- Basic	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
- Diluted	$ 0.05	0.34	0.31	$ 0.12	0.75	0.85
Debt Instrument [Line Items]
Interest rate							7.00%
Anti-dilutive ordinary shares	22,903,454	22,903,454	500,000	22,903,454	22,903,454	500,000

Subsequent events (Details)	6 Months Ended			1 Months Ended	3 Months Ended			1 Months Ended		2 Months Ended		0 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Nov. 12, 2012 Subsequent Event [Member] USD ($)	Dec. 19, 2012 Subsequent Event [Member] USD ($)	Dec. 19, 2012 Subsequent Event [Member] CNY	Sep. 30, 2012 Subsequent Event [Member] The Group [Member]	Nov. 12, 2012 Subsequent Event [Member] China Stem Cells (South) Company Limited [Member] USD ($)	Sep. 30, 2012 Subsequent Event [Member] China Stem Cells (South) Company Limited [Member]	Dec. 06, 2012 Subsequent Event [Member] Favorable Fort Limited [Member] USD ($)	Sep. 30, 2012 Subsequent Event [Member] Favorable Fort Limited [Member]	Oct. 03, 2012 Subsequent Event [Member] Convertible Notes [Member] GM Notes [Member] USD ($)	Oct. 03, 2012 Subsequent Event [Member] Default Interest Rate [Member] GM Notes [Member]
Subsequent Event [Line Items]
Repurchase of shares, shares					3,374,859	3,374,859
Repurchase of shares		72,675,000			$ 9,253,000	58,156,000		$ 16,800,000		$ 8,650,000
Aggregate principal amount												50,000,000
Interest rate												7.00%	22.50%
Conversion price per share												$ 2.838
Maturity date												Oct 3, 2017
Guaranteed internal rate of return												12.00%
Threshold amount of new debt which must be approved												87,000,000
Proceeds from issuance of convertible notes	65,601,000	412,292,000										50,000,000
Stock sold per agreement				7,314,015
Value of stock sold per agreement				$ 20,800,000
Ownership interest in subsidiary									90.00%
Ownership interest by noncontrolling owner							10.00%		10.00%		17.00%